Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
		December 31, 2018	December 31, 2017

Cash and cash equivalents	FVTPL	$9,253	$12,979
Short-term investments	FVTPL	32	31
Other receivables	Amortized cost	221	379
Restricted cash	FVTPL	2,075	2,075
Accounts payable	Amortized cost	(635)	(1,258)
Accrued and other liabilities	Amortized cost	(761)	(389)
Loan payable	Amortized cost	-	(12,417)